Segment, Geographic, and Customer Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summarized Income Statement Amounts by Segment

The following table presents the summarized income statement amounts by segment:

	Three months ended March 31,
	2013	2012
	(In thousands)
Total net sales:
North America	$507,017	$457,366
Europe	101,227	94,662

Total	$608,244	$552,028

Operating income:
North America	$56,211	$44,043
Europe	6,703	3,668

Total reportable segment operating income	62,914	47,711
Related party license income	—	10,473
Corporate and other	(20,921)	(9,320)

Total operating income	$41,993	$48,864
Other expense:
Interest expense	4,724	1,649
Other (income) expense, net	(220)	121

Income before income taxes	$37,489	$47,094

Depreciation and amortization:
North America	$14,873	$13,271
Europe	5,121	4,962

Total	$19,994	$18,233

Capital expenditures:
North America	$17,580	$18,442
Europe	3,154	1,859

Total	$20,734	$20,301

The following table presents the summarized income statement amounts by segment:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Total net sales:
North America	$1,921,444	$1,657,192	$1,479,497
Europe	367,994	368,559	341,816

Total	$2,289,438	$2,025,751	$1,821,313

Operating income:
North America	$178,960	$137,807	$99,311
Europe	23,735	27,873	23,006

Total reportable segment operating income	202,695	165,680	122,317
Related party license income	36,034	42,680	39,378
Corporate and other	(58,476)	(32,666)	(36,220)

Total operating income	$180,253	$175,694	$125,475
Other expense:
Interest expense	9,924	9,149	10,583
Other expense, net	957	122	377

Income from continuing operations before tax	$169,372	$166,423	$114,515

Depreciation and amortization:
North America	$54,499	$47,826	$47,723
Europe	19,855	20,164	18,042

Total	$74,354	$67,990	$65,765

Capital expenditures:
North America	$92,418	$113,673	$39,235
Europe	11,737	13,082	11,472

Total	$104,155	$126,755	$50,707

Sales Amounts by Product Categories

The following tables present sales amounts by product categories:

	Three months ended March 31,
	2013	2012
	(In thousands)
Total net sales:
North America
Plant-based food and beverages	$151,061	$132,427
Coffee creamers and beverages	214,032	191,076
Premium dairy	141,924	133,863

North America net sales	507,017	457,366
Europe
Plant-based food and beverages	101,227	94,662

Total net sales	$608,244	$552,028

The following tables present sales amounts by product categories:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Total net sales:
North America
Plant-based food and beverages	$549,727	$452,834	$431,922
Coffee creamers and beverages	818,880	692,136	589,569
Premium dairy	552,837	512,222	458,006

North America net sales	1,921,444	1,657,192	1,479,497
Europe
Plant-based food and beverages	367,994	368,559	341,816

Total net sales	$2,289,438	$2,025,751	$1,821,313

Summarized Balance Sheet Amounts by Segment

The following table presents the summarized balance sheet amounts by segment:

	March 31, 2013	December 31, 2012
	(In thousands)
Assets:
North America	$1,595,344	$1,573,470
Europe	575,419	594,541

Total	$2,170,763	$2,168,011

Long-lived Assets:
North America	$1,338,627	$1,337,923
Europe	425,969	447,267

Total	$1,764,596	$1,785,190

The following table presents the summarized balance sheet amounts by segment:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Assets:
North America	$1,573,470	$1,510,406	$1,426,277
Europe	594,541	594,382	613,856
Assets held for sale	—	3,897	26,746

Total	$2,168,011	$2,108,685	$2,066,879

Long-lived Assets:
North America	$1,337,923	$1,291,318	$1,229,545
Europe	447,267	443,598	481,606

Total	$1,785,190	$1,734,916	$1,711,151